Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 100.0%
Aerospace & Defense – 2.0%
General Dynamics Corp	23,038	$4,887,972
Howmet Aerospace Inc	130,725	4,043,324
		8,931,296
Air Freight & Logistics – 2.6%
United Parcel Service Inc	70,532	11,393,739
Automobiles – 1.6%
Rivian Automotive Inc - Class A*,#	64,132	2,110,584
Tesla Inc*	19,086	5,062,561
		7,173,145
Beverages – 1.8%
Constellation Brands Inc	33,452	7,683,255
Biotechnology – 3.8%
AbbVie Inc	60,693	8,145,608
Regeneron Pharmaceuticals Inc*	2,363	1,627,800
Sarepta Therapeutics Inc*	20,239	2,237,219
United Therapeutics Corp*	8,440	1,767,167
Vertex Pharmaceuticals Inc*	9,607	2,781,611
		16,559,405
Capital Markets – 1.3%
Blackstone Group Inc	29,596	2,477,185
Charles Schwab Corp	22,639	1,627,065
LPL Financial Holdings Inc	6,848	1,496,151
		5,600,401
Diversified Financial Services – 0.4%
Apollo Global Management Inc	40,799	1,897,153
Entertainment – 1.3%
Liberty Media Corp-Liberty Formula One*	96,490	5,644,665
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp	28,758	6,174,343
Health Care Equipment & Supplies – 1.9%
Align Technology Inc*	4,881	1,010,904
Danaher Corp	10,410	2,688,799
Edwards Lifesciences Corp*	37,205	3,074,249
Intuitive Surgical Inc*	8,084	1,515,265
		8,289,217
Health Care Providers & Services – 3.1%
Centene Corp*	15,571	1,211,580
UnitedHealth Group Inc	24,584	12,415,903
		13,627,483
Hotels, Restaurants & Leisure – 0.5%
Caesars Entertainment Inc*	63,097	2,035,509
Household Products – 1.6%
Procter & Gamble Co	56,593	7,144,866
Industrial Conglomerates – 0.8%
Honeywell International Inc	20,580	3,436,243
Information Technology Services – 6.1%
Fidelity National Information Services Inc	22,759	1,719,898
Global Payments Inc	14,660	1,584,013
Mastercard Inc	39,372	11,195,034
Snowflake Inc - Class A*	9,447	1,605,612
Visa Inc	60,135	10,682,983
		26,787,540
Insurance – 0.5%
Aon PLC - Class A	8,427	2,257,340
Interactive Media & Services – 6.3%
Alphabet Inc - Class C*	288,180	27,708,507
Internet & Direct Marketing Retail – 8.3%
Amazon.com Inc*	240,117	27,133,221
Booking Holdings Inc*	5,533	9,091,881
		36,225,102
Life Sciences Tools & Services – 0.7%
Illumina Inc*	6,580	1,255,398
Thermo Fisher Scientific Inc	3,159	1,602,213
		2,857,611
Machinery – 2.3%
Deere & Co	19,813	6,615,363
Ingersoll Rand Inc	76,065	3,290,572
		9,905,935

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels – 1.5%
EOG Resources Inc	57,960	$6,475,871
Pharmaceuticals – 3.1%
AstraZeneca PLC (ADR)	73,628	4,037,760
Eli Lilly & Co	16,113	5,210,139
Horizon Therapeutics PLC*	17,725	1,097,000
Merck & Co Inc	37,068	3,192,296
		13,537,195
Professional Services – 1.4%
CoStar Group Inc*	86,969	6,057,391
Road & Rail – 1.6%
JB Hunt Transport Services Inc	25,061	3,920,042
Uber Technologies Inc*	108,268	2,869,102
		6,789,144
Semiconductor & Semiconductor Equipment – 9.6%
Advanced Micro Devices Inc*	95,284	6,037,194
ASML Holding NV	13,992	5,811,577
KLA Corp	10,690	3,235,115
Lam Research Corp	15,996	5,854,536
Marvell Technology Inc	29,941	1,284,768
NVIDIA Corp	107,697	13,073,339
ON Semiconductor Corp*	20,665	1,288,049
Teradyne Inc	30,238	2,272,386
Texas Instruments Inc	19,635	3,039,105
		41,896,069
Software – 19.5%
Adobe Inc*	8,727	2,401,670
Atlassian Corp PLC - Class A*	44,433	9,357,145
Autodesk Inc*	11,216	2,095,149
Avalara Inc*	17,110	1,570,698
Cadence Design Systems Inc*	31,385	5,129,251
Microsoft Corp	208,104	48,467,422
ServiceNow Inc*	9,434	3,562,373
Synopsys Inc*	15,576	4,758,624
Tyler Technologies Inc*	6,316	2,194,810
Workday Inc - Class A*	37,136	5,652,842
		85,189,984
Specialty Retail – 3.1%
Olaplex Holdings Inc*	110,266	1,053,040
O'Reilly Automotive Inc*	8,800	6,189,480
TJX Cos Inc	100,664	6,253,248
		13,495,768
Technology Hardware, Storage & Peripherals – 6.7%
Apple Inc	213,176	29,460,923
Textiles, Apparel & Luxury Goods – 2.4%
Deckers Outdoor Corp*	19,126	5,978,979
NIKE Inc - Class B	54,922	4,565,117
		10,544,096
Trading Companies & Distributors – 1.3%
Ferguson PLC	54,941	5,719,577
Wireless Telecommunication Services – 1.5%
T-Mobile US Inc*	49,657	6,662,480
Total Common Stocks (cost $322,129,352)		437,161,253
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $580,465)	580,407	580,465
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	1,142,830	1,142,830
Time Deposits – 0.1%
Royal Bank of Canada, 3.0600%, 10/3/22	$285,707	285,707
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,428,537)		1,428,537
Total Investments (total cost $324,138,354) – 100.5%		439,170,255
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(2,044,758)
Net Assets – 100%		$437,125,497

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$419,963,773	95.6%
Australia	9,357,145	2.2
Netherlands	5,811,577	1.3
United Kingdom	4,037,760	0.9

Total	$439,170,255	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$3,173	$54	$-	$580,465
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	22,327∆	-	-	1,142,830
Total Affiliated Investments - 0.4%	$25,500	$54	$-	$1,723,295

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	1,878,692	25,703,421	(27,001,702)	580,465
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	1,920,280	24,889,617	(25,667,067)	1,142,830

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Trading Companies & Distributors	$-	$5,719,577	$-
All Other	431,441,676	-	-
Investment Companies	-	580,465	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,428,537	-
Total Assets	$431,441,676	$7,728,579	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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